Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000214506 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000214506 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214506 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214506 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000214506 [Member] | Basic Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000214506 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000214506 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000214506 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000214506 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000214506 [Member] | U S Treasuries [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000214506 [Member] | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214509 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000214509 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214509 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000214509 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000214509 [Member] | Basic Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000214509 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000214509 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000214509 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000214509 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000214509 [Member] | U S Treasuries [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000214509 [Member] | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%